BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Revenue and expense recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in revenues	$ (148)	$ (43)	$ 39
Energy derivative contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in revenues	146	37	55
Renewable Credits | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 263	$ 183	$ 164